CONDENSED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
STOCKHOLDER'S EQUITY
Preferred stock, shares par value		$ 0.001	$ 0.001
Preferred stock, shares authorized		30,000,000	30,000,000
Preferred stock, shares outstanding			30,000
Preferred stock, shares issued			30,000
Common stock, shares par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	150,000,000	150,000,000	150,000,000
Common stock, shares outstanding	21,952,470	1,952,470	1,443,720
Common stock, shares issued	21,952,470	1,952,470	1,443,720
Restricted Stock [Member]
STOCKHOLDER'S EQUITY
Preferred stock, shares par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	30,000,000	30,000,000
Preferred stock, shares outstanding	0	0
Preferred stock, shares issued	0	0